Trading revenues (Tables)	9 Months Ended
Jul. 31, 2019
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Summary of Trading Revenue

The following table presents details of trading revenues.

	For the three months ended			For the nine months ended
($ millions)	July 31 2019	April 30 2019	July 31 2018	July 31 2019	July 31 2018
Interest rate and credit	$45	$81	$72	$133	$232
Equities	124	123	58	370	310
Commodities	57	45	50	170	185
Foreign exchange	64	59	72	207	223
Other	107	78	53	232	100
Total	$397	$386	$305	$1,112	$1,050